Intangible assets - Schedule of Carrying Amount of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cost
Total cost	$ 4,967,275	$ 5,207,518
Accumulated amortization	(1,820,777)	(1,873,663)
Impairment	0	(86,737)
Net book value	3,146,498	3,247,118
Customer relationships
Cost
Total cost	4,114,183	4,134,478
Order backlog
Cost
Total cost	544,492	546,054
Trade names & brands
Cost
Total cost	189,685	204,721
Patient database
Cost
Total cost	2,457	170,511
Technology assets
Cost
Total cost	$ 116,458	$ 151,754